STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 4.5%
Bank of America	279,130		5,925,930
JPMorgan Chase & Co.	119,672		10,774,070
Truist Financial	198,869		6,133,120
			22,833,120
Capital Goods - 7.4%
Deere & Co.	44,705		6,176,443
Eaton	62,516		4,856,868
Honeywell International	55,300		7,398,587
Illinois Tool Works	49,037		6,969,138
Ingersoll Rand	75,452	[a]	1,871,210
Trane Technologies	85,511		7,062,353
United Technologies	36,716		3,463,420
			37,798,019
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	91,738		7,590,402
Consumer Services - .8%
Yum! Brands	57,122		3,914,571
Diversified Financials - 5.1%
CME Group	45,760		7,912,362
S&P Global	27,758		6,802,098
Synchrony Financial	146,920		2,363,943
The Charles Schwab	98,570		3,313,923
Voya Financial	137,240		5,565,082
			25,957,408
Energy - 2.6%
Chevron	91,783		6,650,596
Exxon Mobil	65,778		2,497,591
Pioneer Natural Resources	28,911		2,028,107
Valero Energy	47,200		2,140,992
			13,317,286
Food & Staples Retailing - 1.3%
Costco Wholesale	22,736		6,482,716
Food, Beverage & Tobacco - 4.7%
Constellation Brands, Cl. A	26,017		3,729,797
Mondelez International, Cl. A	129,248		6,472,740
Philip Morris International	100,782		7,353,055
The Coca-Cola Company	150,706		6,668,740
			24,224,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 6.4%
Abbott Laboratories	72,758		5,741,334
Boston Scientific	114,494	[a]	3,735,939
Centene	58,117	[a]	3,452,731
CVS Health	89,644		5,318,578
Medtronic	61,949		5,586,561
UnitedHealth Group	36,549		9,114,590
			32,949,733
Household & Personal Products - 1.7%
The Procter & Gamble Company	81,195		8,931,450
Insurance - 1.0%
American International Group	203,940		4,945,545
Materials - 1.9%
Air Products & Chemicals	24,138		4,818,186
Celanese	63,576		4,665,843
			9,484,029
Media & Entertainment - 9.5%
Alphabet, Cl. A	14,366	[a]	16,692,574
Charter Communications, Cl. A	14,518	[a]	6,334,349
Comcast, Cl. A	125,899		4,328,408
Facebook, Cl. A	81,348	[a]	13,568,846
Netflix	6,334	[a]	2,378,417
The Walt Disney Company	57,116	[a]	5,517,406
			48,820,000
Pharmaceuticals Biotechnology & Life Sciences - 8.3%
AbbVie	93,320		7,110,051
Amgen	14,743		2,988,848
Biogen	5,239	[a]	1,657,515
Bristol-Myers Squibb	104,350		5,816,469
Johnson & Johnson	40,196		5,270,901
Merck & Co.	95,941		7,381,700
Pfizer	72,245		2,358,077
Thermo Fisher Scientific	20,135		5,710,286
Vertex Pharmaceuticals	17,981	[a]	4,278,579
			42,572,426
Real Estate - 2.1%
American Tower	17,009	[b]	3,703,710
Equinix	11,559	[b]	7,219,405
			10,923,115
Retailing - 7.1%
Amazon.com	13,444	[a]	26,212,036
Dollar General	26,479		3,998,594
The Home Depot	33,834		6,317,146
			36,527,776

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices		129,633	[a]	5,895,709
KLA		22,195		3,190,309
Micron Technology		197,872	[a]	8,322,496
NVIDIA		36,496		9,620,346
Taiwan Semiconductor Manufacturing, ADR		69,830		3,337,176
Texas Instruments		23,104		2,308,783
				32,674,819
Software & Services - 15.2%
Adobe		21,413	[a]	6,814,473
Atlassian, Cl. A		28,062	[a]	3,851,790
Intuit		13,500		3,105,000
Microsoft		202,112		31,875,083
PayPal Holdings		94,006	[a]	9,000,134
salesforce.com		34,462	[a]	4,961,839
Square, Cl. A		81,750	[a]	4,282,065
The Trade Desk, Cl. A		10,356	[a,c]	1,998,708
Visa, Cl. A		74,751	[c]	12,043,881
				77,932,973
Technology Hardware & Equipment - 5.7%
Apple		102,841		26,151,438
Lumentum Holdings		38,896	[a]	2,866,635
				29,018,073
Telecommunication Services - 1.0%
AT&T		87,602		2,553,598
T-Mobile US		32,542	[a]	2,730,274
				5,283,872
Transportation - 1.3%
CSX		115,830		6,637,059
Utilities - 3.4%
Exelon		144,650		5,324,566
NextEra Energy		31,365		7,547,046
Sempra Energy		39,590		4,473,274
				17,344,886
Total Common Stocks (cost $401,403,151)				506,163,610
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,782,847)	0.40	6,782,847	[d]	6,782,847
Total Investments (cost $408,185,998)		100.2%		512,946,457
Liabilities, Less Cash and Receivables		(.2%)		(1,207,780)
Net Assets		100.0%		511,738,677

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $13,675,941 and the value of the collateral was $14,330,836, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	506,163,610	-	-	506,163,610
Investment Companies	6,782,847	-	-	6,782,847

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized appreciation on investments was $104,760,459, consisting of $134,158,575 gross unrealized appreciation and $29,398,116 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.